S000026835 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	4.73%	5.20%
TWEEDY BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED
Prospectus [Line Items]
Average Annual Return, Percent	(2.40%)	2.26%	3.14%
TWEEDY BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(5.68%)	1.42%	2.59%
TWEEDY BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.62%	1.95%	2.60%